Operating Lease Liabilities (Details) - USD ($)		6 Months Ended
	Feb. 05, 2025	Jun. 30, 2026	Jun. 30, 2025
Operating Lease Liabilities [Line Items]
Operating lease expense
Monthly price	$ 189,600
Maximum [Member]
Operating Lease Liabilities [Line Items]
Operating lease expense		$ 1,138,000